2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares held by CSN (in units)		1,387,524,047	1,387,524,047
Direct [Member] | Ita Energetica S.A. [Member] | Joint Operation [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares held by CSN (in units)		253,606,846
Core business		Electric power generation
Companies, operation		Itá Energética S.A.
Equity interests (%), operation		48.75%	48.75%
Direct [Member] | Consorcio Da Usina Hidreletrica De Lgarapava [Member] | Joint Operation [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Core business		Electric power consortium
Companies, operation		Consórcio da Usina Hidrelétrica de Igarapava
Equity interests (%), operation		17.92%	17.92%
Direct [Member] | MRS Logistica S.A. [Member] | Joint Venture [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares held by CSN (in units)	[1]	63,377,198
Core business	[1]	Railroad transportation
Companies, joint venture	[1]	MRS Logística S.A.
Equity interest (%), joint venture	[1]	18.64%	18.64%
Direct [Member] | Aceros Del Orinoco S.A. [Member] | Joint Venture [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Core business		Dormant company
Companies, joint venture		Aceros Del Orinoco S.A.
Equity interest (%), joint venture		31.82%	31.82%
Direct [Member] | CBSI - Companhia Brasileira De Servicos De Lnfraestrutura [Member] | Joint Venture [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Core business		Provision of services
Companies, joint venture		CBSI - Companhia Brasileira de Serviços de Infraestrutura
Equity interest (%), joint venture			50.00%
Direct [Member] | Transnordestina Logistica S.A [Member] | Joint Venture [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares held by CSN (in units)	[2]	24,670,093
Core business	[2]	Railroad logistics
Companies, joint venture	[2]	Transnordestina Logística S.A.
Equity interest (%), joint venture	[2]	47.26%	46.30%
Direct [Member] | Arvedi Metalfer do Brasil S.A. [Member] | Associates [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares held by CSN (in units)		46,994,971
Core business		Metallurgical and Equity interests
Companies, associate		Arvedi Metalfer do Brasil S.A.
Equity interest (%), associate		20.00%	20.00%
Indirect [Member] | MRS Logistica S.A. [Member] | Joint Venture [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Core business		Railroad transportation
Companies, joint venture		MRS Logística S.A.
Equity interest (%), joint venture		16.30%	16.30%
Subsidiaries [member] | Direct [Member] | CSN Islands VII Corp. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Islands VII Corp.
Number of shares held by CSN (in units)		20,001,000
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions
Subsidiaries [member] | Direct [Member] | CSN Islands XI Corp. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Islands XI Corp.
Number of shares held by CSN (in units)		50,000
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions
Subsidiaries [member] | Direct [Member] | CSN Islands XII Corp. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Islands XII Corp.
Number of shares held by CSN (in units)		1,540
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions
Subsidiaries [member] | Direct [Member] | CSN Steel S.L.U. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Steel S.L.U.
Number of shares held by CSN (in units)		22,042,688
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Equity interests and Financial transactions
Subsidiaries [member] | Direct [Member] | TdBB S.A [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[3]	TdBB S.A
Equity interests (%), subsidiary	[3]	100.00%	100.00%
Core business	[3]	Equity interests
Subsidiaries [member] | Direct [Member] | Sepetiba Tecon S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Sepetiba Tecon S.A.
Number of shares held by CSN (in units)		254,015,052
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Port services
Subsidiaries [member] | Direct [Member] | Minerios Nacional S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Minérios Nacional S.A.
Number of shares held by CSN (in units)		141,719,295
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Mining and Equity interests
Subsidiaries [member] | Direct [Member] | Companhia Florestal Do Brasil [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Companhia Florestal do Brasil
Number of shares held by CSN (in units)		42,551,519
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Reforestation
Subsidiaries [member] | Direct [Member] | Estanho De Rondonia S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Estanho de Rondônia S.A.
Number of shares held by CSN (in units)		195,454,162
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Tin Mining
Subsidiaries [member] | Direct [Member] | Companhia Metalurgica Prada [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Companhia Metalúrgica Prada
Number of shares held by CSN (in units)		445,921,292
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Manufacture of packages and distribution of steel products
Subsidiaries [member] | Direct [Member] | CSN Gestao De Recursos Financeiros Ltda [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[3],[4]	CSN Gestão de Recursos Financeiros Ltda.
Equity interests (%), subsidiary	[3],[4]		99.99%
Core business	[3],[4]	Management of funds and securities portfolio
Subsidiaries [member] | Direct [Member] | CSN Mineracao S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Mineração S.A.
Number of shares held by CSN (in units)		158,419,480
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Mining and Equity interests
Subsidiaries [member] | Direct [Member] | CSN Energia S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Energia S.A.
Number of shares held by CSN (in units)		43,149
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Sale of electric power
Subsidiaries [member] | Direct [Member] | FTL - Ferrovia Transnordestina Logistica S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		FTL - Ferrovia Transnordestina Logística S.A.
Number of shares held by CSN (in units)		486,592,830
Equity interests (%), subsidiary		92.38%	91.69%
Core business		Railroad logistics
Subsidiaries [member] | Direct [Member] | Nordeste Logistica S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Nordeste Logística S.A.
Number of shares held by CSN (in units)		99,999
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Port services
Subsidiaries [member] | Direct [Member] | Aceros Mexico CSN [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[5]	Aceros México CSN
Equity interests (%), subsidiary	[5]		0.08%
Core business	[5]	Commercial representation, steel sales and related activities
Subsidiaries [member] | Direct [Member] | CSN Inova Ltd. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Inova Ltd.
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Advisory and implementation of new development projects
Subsidiaries [member] | Direct [Member] | CSN Equipamentos S.A [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[6]	CSN Equipamentos S.A
Number of shares held by CSN (in units)	[6]	999
Equity interests (%), subsidiary	[6]	99.99%
Core business	[6]	Rental of commercial and industrial machinery and equipment
Subsidiaries [member] | Direct [Member] | CBSI - Companhia Brasileira De Servicos De Infraestrutura [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[7]	CBSI - Companhia Brasileira de Serviços de Infraestrutura
Number of shares held by CSN (in units)	[7]	3,752,292
Equity interests (%), subsidiary	[7]	100.00%
Core business	[7]	Provision of services
Subsidiaries [member] | Indirect [Member] | Aceros Mexico CSN [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[5]	Aceros México CSN
Equity interests (%), subsidiary	[5]		99.92%
Core business	[5]	Commercial representation, steel sales and related activities
Subsidiaries [member] | Indirect [Member] | Lusosider Projectos Siderurgicos S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Lusosider Projectos Siderúrgicos S.A.
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Equity interests and product sales
Subsidiaries [member] | Indirect [Member] | Lusosider Acos Planos, S. A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Lusosider Aços Planos, S. A.
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Steel and Equity interests
Subsidiaries [member] | Indirect [Member] | CSN Resources S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Resources S.A.
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions and Equity interests
Subsidiaries [member] | Indirect [Member] | Companhia Brasileira De Latas [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Companhia Brasileira de Latas
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Sale of cans and packages in general and Equity interests
Subsidiaries [member] | Indirect [Member] | Companhia De Embalagens Metalicas MMSA [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Companhia de Embalagens Metálicas MMSA
Equity interests (%), subsidiary		99.67%	99.67%
Core business		Production and sale of cans and related activities
Subsidiaries [member] | Indirect [Member] | Companhia De Embalagens Metalicas - MTM [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Companhia de Embalagens Metálicas - MTM
Equity interests (%), subsidiary		99.67%	99.67%
Core business		Production and sale of cans and related activities
Subsidiaries [member] | Indirect [Member] | CSN Steel Holdings 1, S.L.U. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Steel Holdings 1, S.L.U.
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
Subsidiaries [member] | Indirect [Member] | CSN Productos Siderurgicos S.L. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Productos Siderúrgicos S.L.
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
Subsidiaries [member] | Indirect [Member] | Stalhwerk Thuringen GmbH [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Stalhwerk Thüringen GmbH
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Production and sale of long steel and related activities
Subsidiaries [member] | Indirect [Member] | CSN Steel Sections UK Limited [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[3]	CSN Steel Sections UK Limited
Equity interests (%), subsidiary	[3]	100.00%	100.00%
Core business	[3]	Sale of long steel
Subsidiaries [member] | Indirect [Member] | CSN Steel Sections Polska Sp.Z.o.o [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Steel Sections Polska Sp.Z.o.o
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
Subsidiaries [member] | Indirect [Member] | CSN Asia Limited [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary	[8]	CSN Asia limited
Equity interests (%), subsidiary	[8]		100.00%
Core business	[8]	Commercial representation
Subsidiaries [member] | Indirect [Member] | CSN Mining Holding, S.L [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Mining Holding, S.L
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Financial transactions, product sales and Equity interests
Subsidiaries [member] | Indirect [Member] | CSN Mining GmbH [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Mining GmbH
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Financial transactions, product sales and Equity interests
Subsidiaries [member] | Indirect [Member] | CSN Mining Asia Limited [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Mining Asia Limited
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Commercial representation
Subsidiaries [member] | Indirect [Member] | Lusosider Lberica S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Lusosider Ibérica S.A.
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Steel, commercial and industrial activities and equity interests
Subsidiaries [member] | Indirect [Member] | CSN Mining Portugal, Unipessoal Lda. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		CSN Mining Portugal, Unipessoal Lda.
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Commercial and representation of products
Subsidiaries [member] | Indirect [Member] | Companhia Siderurgica Nacional, LLC [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Companies, subsidiary		Companhia Siderúrgica Nacional, LLC
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Import and distribution/resale of products

[1]	On December 31, 2019 and 2018, the Company directly owned 26,611,282 common shares, 2,673,312 preferred shares class A and 34,092,604 preferred shares class B, totaling 36,765,916 preferred shares of MRS Logistica S.A.
[2]	On May 10, 2019, 501,789 shares of shareholder FINOR, all class B preferred shares, were transferred to shareholder CSN. On December 31,2019, the Company had 24,168,304 ordinary shares, 501,789 preferred shares Class B (as of December 31,2018 had 24,168,304 ordinary shares and no preferred shares).
[3]	They are dormant Companies therefore they do not appear in the note 8.a, where is disclosed business information under the equity method and fair value through profit or loss and comprehensive income.
[4]	CSN Gestao de Recursos Financeiros was liquidated on June 13, 2019
[5]	On February 1, 2019, the Federal Taxpayers' Registry was canceled and, therefore, the settlement process of Aceros Mexico CSN was terminated, however, before third parties and for the purposes of commercial law, the settlement was retroactive to September 18, 2018
[6]	Company incorporated on August 22, 2019.
[7]	On November 29, 2019, a purchase and sale agreement for share was signed, whereby Companhia Siderurgica Nacional acquired the entire participation that CKTR Brasil Servicos Ltda held in CBSI - Companhia Brasileira de Servicos de Infraestrutura. As a result, as of the date mentioned, CSN now holds 100% of CBSI's share capital.
[8]	On August 6, 2019 CSN Asia Limited was liquidated